Income taxes (Schedule of detailed information about unused tax losses) (Details)	Oct. 31, 2020 USD ($)
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 31,065,456
2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,803,343
2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,516,471
2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,015,677
2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,977,892
2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,281,901
2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,725,940
2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,854,579
2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,134,241
2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,345,436
2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,697,093
2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,839,301
2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,762,145
2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,580,238
2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	531,199
Canada [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	26,293,630
Canada [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,803,343
Canada [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,516,471
Canada [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Canada [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,554,181
Canada [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,096,995
Canada [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,263,375
Canada [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,400,147
Canada [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,697,116
Canada [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,455,152
Canada [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,774,535
Canada [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,256,074
Canada [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	2,606,582
Canada [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,762,145
Canada [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,576,315
Canada [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	531,199
Other foreign [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	4,771,826
Other foreign [Member] | 2026 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2027 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2028 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2029 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	461,496
Other foreign [Member] | 2030 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	1,880,897
Other foreign [Member] | 2031 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	18,526
Other foreign [Member] | 2032 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	325,793
Other foreign [Member] | 2033 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	157,463
Other foreign [Member] | 2034 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	679,089
Other foreign [Member] | 2035 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	570,901
Other foreign [Member] | 2036 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	441,019
Other foreign [Member] | 2037 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	232,719
Other foreign [Member] | 2038 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	0
Other foreign [Member] | 2039 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	3,923
Other foreign [Member] | 2040 [Member]
Disclosure Of Information About Income Taxes [Line Items]
Non-capital losses	$ 0